Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share

28.	Earnings per share
Basic earnings per share
Basic earnings per share for the years ended December 31, 2021, 2020 and 2019 was determined by dividing the Net profit attributable to the equity holders of the parent by the weighted average number of shares outstanding during each period.
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2021	2020	2019
Net profit attributable to owners of the parent	million	€14,200	€2,173	€3,201
Weighted average number of shares outstanding	thousand	3,059,284	1,544,002	1,558,049
Basic earnings per share	€	€4.64	€1.41	€2.05

		Years ended December 31,
		2021	2020	2019
Net profit from continuing operations attributable to owners of the parent	million	€13,210	€2,353	€2,930
Weighted average number of shares outstanding	thousand	3,059,284	1,544,002	1,558,049
Basic earnings per share from continuing operations	€	€4.32	€1.52	€1.88

		Years ended December 31,
		2021	2020	2019
Net profit from discontinued operations attributable to owners of the parent	million	€990	€(180)	€271
Weighted average number of shares outstanding	thousand	3,059,284	1,544,002	1,558,049
Basic earnings per share from discontinued operations	€	€0.32	€(0.12)	€0.17
Diluted earnings per share
In order to calculate the diluted earnings per share, the weighted average number of shares outstanding was increased to take into consideration the theoretical effect of potential common shares that would be issued for the restricted and performance share units outstanding and unvested at December 31, 2021, 2020 and 2019 (Note 19, Share-based compensation), as determined using the treasury stock method. Additionally, the weighted average number of shares outstanding was increased to reflect the 39,727,324 GM warrants issued by PSA in 2017, that will become exercisable in July 2022.
2020 and 2019 weighted average number of shares of former PSA have been adjusted by the exchange ratio of 1.742 to provide comparability in accordance with IFRS 3 - Business Combinations.
There were no instruments excluded from the calculation of diluted earnings per share because of an anti-dilutive impact for the years ended December 31, 2021, 2020 and 2019 except for the calculation of diluted earnings per share from discontinued operations which reported a loss in 2020.
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2021	2020	2019
Net profit attributable to owners of the parent	million	€14,200	€2,173	€3,201
Weighted average number of shares outstanding	thousand	3,059,284	1,544,002	1,558,049
Number of shares deployable for share-based compensation	thousand	23,651	14,441	13,244
Equity warrants delivered to General Motors	thousand	68,497	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,151,432	1,626,940	1,639,790
Diluted earnings per share	€	€4.51	€1.34	€1.95

		Years ended December 31,
		2021	2020	2019
Net profit from continuing operations attributable to owners of the parent	million	€13,210	€2,353	€2,930
Weighted average number of shares outstanding		3,059,284	1,544,002	1,558,049
Number of shares deployable for share-based compensation	thousand	23,651	14,441	13,244
Equity warrants delivered to General Motors	thousand	68,497	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,151,432	1,626,940	1,639,790
Diluted earnings per share from continuing operations	€	€4.19	€1.45	€1.79

		Years ended December 31,
		2021	2020	2019
Net profit from discontinued operations attributable to owners of the parent	million	€990	€(180)	€271
Weighted average number of shares outstanding		3,059,284	1,544,002	1,558,049
Number of shares deployable for share-based compensation	thousand	23,651	14,441	13,244
Equity warrants delivered to General Motors	thousand	68,497	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share(1)	thousand	3,151,432	1,544,002	1,639,790
Diluted earnings per share from discontinued operations	€	€0.31	€(0.12)	€0.17
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(1) Number of shares deployable for share-based compensation and equity warrants delivered to General Motors have not been taken into consideration in the calculation of diluted loss per share for the year ended December 31, 2020 as this would have had an anti-dilutive effect